Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jul. 19, 2016 USD ($)	Jul. 19, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) site	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Loss Contingencies [Line Items]
Number of non owned sites (in sites) | site				65
Number of national priority list (in sites) | site				15
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis (in sites) | site				59
Incurred and claims to be resolved over extended period of time				30 years
Environmental reserves | $				$ 38	$ 35
Non-recurring non-tax deductible charge			$ 551			$ 502	€ 450
Rental expense for all operating leases | $				169	78	67
Guarantees at carrying value | $				$ 471	$ 368
Building | Minimum
Loss Contingencies [Line Items]
Operating lease term				10 years
Building | Maximum
Loss Contingencies [Line Items]
Operating lease term				20 years
Equipment | Minimum
Loss Contingencies [Line Items]
Operating lease term				3 years
Equipment | Maximum
Loss Contingencies [Line Items]
Operating lease term				5 years
Iveco S.p.A
Loss Contingencies [Line Items]
Non-recurring non-tax deductible charge						$ 49	€ 45
Payment of exceptional non-tax deductible charge	$ 543	€ 495